TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%
a
FIXED INCOME—39.7%
22,626,226 TIAA-CREF Bond Index Fund $ 257,033,923
TOTAL FIXED INCOME 257,033,923
INFLATION-PROTECTED ASSETS—9.9%
5,098,214 TIAA-CREF Inflation-Linked Bond Fund 64,288,475
TOTAL INFLATION-PROTECTED ASSETS 64,288,475
INTERNATIONAL EQUITY—12.0%
1,829,136 TIAA-CREF Emerging Markets Equity Index Fund 24,931,122
2,244,804 TIAA-CREF International Equity Index Fund 53,089,622
TOTAL INTERNATIONAL EQUITY 78,020,744
SHORT-TERM FIXED INCOME—9.9%
6,372,582 TIAA-CREF Short-Term Bond Index Fund 64,363,079
TOTAL SHORT-TERM FIXED INCOME 64,363,079
U.S. EQUITY—28.2%
5,454,481 TIAA-CREF Equity Index Fund 182,561,491
TOTAL U.S. EQUITY 182,561,491
TOTAL AFFILIATED INVESTMENT COMPANIES 646,267,712
(Cost $520,306,537)
TOTAL INVESTMENTS—99.7% 646,267,712
(Cost $520,306,537)
OTHER ASSETS & LIABILITIES, NET—0.3% 1,959,578
NET ASSETS—100.0% $ 648,227,290
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
FIXED INCOME—39.7%
24,493,405 TIAA-CREF Bond Index Fund $ 278,245,082
TOTAL FIXED INCOME 278,245,082
INFLATION-PROTECTED ASSETS—9.9%
5,519,078 TIAA-CREF Inflation-Linked Bond Fund 69,595,575
TOTAL INFLATION-PROTECTED ASSETS 69,595,575
INTERNATIONAL EQUITY—11.7%
1,925,797 TIAA-CREF Emerging Markets Equity Index Fund 26,248,609
2,363,048 TIAA-CREF International Equity Index Fund 55,886,094
TOTAL INTERNATIONAL EQUITY 82,134,703
SHORT-TERM FIXED INCOME—11.1%
7,673,781 TIAA-CREF Short-Term Bond Index Fund 77,505,185
TOTAL SHORT-TERM FIXED INCOME 77,505,185
U.S. EQUITY—27.4%
5,741,194 TIAA-CREF Equity Index Fund 192,157,767
TOTAL U.S. EQUITY 192,157,767
TOTAL AFFILIATED INVESTMENT COMPANIES 699,638,312
(Cost $533,784,285)
TOTAL INVESTMENTS—99.8% 699,638,312
(Cost $533,784,285)
OTHER ASSETS & LIABILITIES, NET—0.2% 1,094,785
NET ASSETS—100.0% $ 700,733,097
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—38.9%
42,318,143 TIAA-CREF Bond Index Fund $ 480,734,101
TOTAL FIXED INCOME 480,734,101
INFLATION-PROTECTED ASSETS—8.4%
8,215,780 TIAA-CREF Inflation-Linked Bond Fund 103,600,980
TOTAL INFLATION-PROTECTED ASSETS 103,600,980
INTERNATIONAL EQUITY—13.2%
3,830,111 TIAA-CREF Emerging Markets Equity Index Fund 52,204,415
4,698,678 TIAA-CREF International Equity Index Fund 111,123,734
TOTAL INTERNATIONAL EQUITY 163,328,149
SHORT-TERM FIXED INCOME—8.4%
10,268,792 TIAA-CREF Short-Term Bond Index Fund 103,714,796
TOTAL SHORT-TERM FIXED INCOME 103,714,796
U.S. EQUITY—31.0%
11,418,586 TIAA-CREF Equity Index Fund 382,180,085
TOTAL U.S. EQUITY 382,180,085
TOTAL AFFILIATED INVESTMENT COMPANIES 1,233,558,111
(Cost $911,045,013)
TOTAL INVESTMENTS—99.9% 1,233,558,111
(Cost $911,045,013)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,476,605
NET ASSETS—100.0% $ 1,235,034,716
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—37.9%
116,482,681 TIAA-CREF Bond Index Fund $ 1,323,243,258
TOTAL FIXED INCOME 1,323,243,258
INFLATION-PROTECTED ASSETS—6.4%
17,716,954 TIAA-CREF Inflation-Linked Bond Fund 223,410,784
TOTAL INFLATION-PROTECTED ASSETS 223,410,784
INTERNATIONAL EQUITY—14.7%
12,046,162 TIAA-CREF Emerging Markets Equity Index Fund 164,189,193
14,790,114 TIAA-CREF International Equity Index Fund 349,786,203
TOTAL INTERNATIONAL EQUITY 513,975,396
SHORT-TERM FIXED INCOME—6.4%
22,143,955 TIAA-CREF Short-Term Bond Index Fund 223,653,950
TOTAL SHORT-TERM FIXED INCOME 223,653,950
U.S. EQUITY—34.5%
35,931,709 TIAA-CREF Equity Index Fund 1,202,634,304
TOTAL U.S. EQUITY 1,202,634,304
TOTAL AFFILIATED INVESTMENT COMPANIES 3,486,917,692
(Cost $2,604,750,188)
TOTAL INVESTMENTS—99.9% 3,486,917,692
(Cost $2,604,750,188)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,866,056
NET ASSETS—100.0% $ 3,490,783,748
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—34.6%
167,653,952 TIAA-CREF Bond Index Fund $ 1,904,548,899
TOTAL FIXED INCOME 1,904,548,899
INFLATION-PROTECTED ASSETS—4.4%
19,270,751 TIAA-CREF Inflation-Linked Bond Fund 243,004,164
TOTAL INFLATION-PROTECTED ASSETS 243,004,164
INTERNATIONAL EQUITY—16.9%
21,835,784 TIAA-CREF Emerging Markets Equity Index Fund 297,621,733
26,784,889 TIAA-CREF International Equity Index Fund 633,462,617
TOTAL INTERNATIONAL EQUITY 931,084,350
SHORT-TERM FIXED INCOME—4.4%
24,085,822 TIAA-CREF Short-Term Bond Index Fund 243,266,800
TOTAL SHORT-TERM FIXED INCOME 243,266,800
U.S. EQUITY—39.6%
65,111,099 TIAA-CREF Equity Index Fund 2,179,268,487
TOTAL U.S. EQUITY 2,179,268,487
TOTAL AFFILIATED INVESTMENT COMPANIES 5,501,172,700
(Cost $4,093,039,545)
TOTAL INVESTMENTS—99.9% 5,501,172,700
(Cost $4,093,039,545)
OTHER ASSETS & LIABILITIES, NET—0.1% 7,585,030
NET ASSETS—100.0% $ 5,508,757,730
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—30.6%
171,635,359 TIAA-CREF Bond Index Fund $ 1,949,777,675
TOTAL FIXED INCOME 1,949,777,675
INFLATION-PROTECTED ASSETS—2.4%
12,267,144 TIAA-CREF Inflation-Linked Bond Fund 154,688,681
TOTAL INFLATION-PROTECTED ASSETS 154,688,681
INTERNATIONAL EQUITY—19.3%
28,849,337 TIAA-CREF Emerging Markets Equity Index Fund 393,216,462
35,406,081 TIAA-CREF International Equity Index Fund 837,353,813
TOTAL INTERNATIONAL EQUITY 1,230,570,275
SHORT-TERM FIXED INCOME—2.4%
15,329,645 TIAA-CREF Short-Term Bond Index Fund 154,829,415
TOTAL SHORT-TERM FIXED INCOME 154,829,415
U.S. EQUITY—45.2%
86,015,179 TIAA-CREF Equity Index Fund 2,878,928,050
TOTAL U.S. EQUITY 2,878,928,050
TOTAL AFFILIATED INVESTMENT COMPANIES 6,368,794,096
(Cost $4,630,709,494)
TOTAL INVESTMENTS—99.9% 6,368,794,096
(Cost $4,630,709,494)
OTHER ASSETS & LIABILITIES, NET—0.1% 8,710,078
NET ASSETS—100.0% $ 6,377,504,174
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
FIXED INCOME—26.6%
141,928,253 TIAA-CREF Bond Index Fund $ 1,612,304,951
TOTAL FIXED INCOME 1,612,304,951
INFLATION-PROTECTED ASSETS—0.4%
2,142,746 TIAA-CREF Inflation-Linked Bond Fund 27,020,025
TOTAL INFLATION-PROTECTED ASSETS 27,020,025
INTERNATIONAL EQUITY—21.6%
30,801,405 TIAA-CREF Emerging Markets Equity Index Fund 419,823,151
37,810,733 TIAA-CREF International Equity Index Fund 894,223,831
TOTAL INTERNATIONAL EQUITY 1,314,046,982
SHORT-TERM FIXED INCOME—0.5%
2,677,987 TIAA-CREF Short-Term Bond Index Fund 27,047,670
TOTAL SHORT-TERM FIXED INCOME 27,047,670
U.S. EQUITY—50.7%
91,857,370 TIAA-CREF Equity Index Fund 3,074,466,173
TOTAL U.S. EQUITY 3,074,466,173
TOTAL AFFILIATED INVESTMENT COMPANIES 6,054,885,801
(Cost $4,261,015,253)
TOTAL INVESTMENTS—99.8% 6,054,885,801
(Cost $4,261,015,253)
OTHER ASSETS & LIABILITIES, NET—0.2% 10,010,654
NET ASSETS—100.0% $ 6,064,896,455
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
FIXED INCOME—19.5%
107,658,071 TIAA-CREF Bond Index Fund $ 1,222,995,682
TOTAL FIXED INCOME 1,222,995,682
INTERNATIONAL EQUITY—24.0%
35,274,977 TIAA-CREF Emerging Markets Equity Index Fund 480,797,938
43,285,248 TIAA-CREF International Equity Index Fund 1,023,696,116
TOTAL INTERNATIONAL EQUITY 1,504,494,054
U.S. EQUITY—56.3%
105,182,057 TIAA-CREF Equity Index Fund 3,520,443,441
TOTAL U.S. EQUITY 3,520,443,441
TOTAL AFFILIATED INVESTMENT COMPANIES 6,247,933,177
(Cost $4,198,902,726)
TOTAL INVESTMENTS—99.8% 6,247,933,177
(Cost $4,198,902,726)
OTHER ASSETS & LIABILITIES, NET—0.2% 9,562,776
NET ASSETS—100.0% $ 6,257,495,953
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
FIXED INCOME—11.6%
48,077,117 TIAA-CREF Bond Index Fund $ 546,156,049
TOTAL FIXED INCOME 546,156,049
INTERNATIONAL EQUITY—26.4%
29,069,297 TIAA-CREF Emerging Markets Equity Index Fund 396,214,524
35,673,870 TIAA-CREF International Equity Index Fund 843,687,022
TOTAL INTERNATIONAL EQUITY 1,239,901,546
U.S. EQUITY—61.8%
86,665,009 TIAA-CREF Equity Index Fund 2,900,677,844
TOTAL U.S. EQUITY 2,900,677,844
TOTAL AFFILIATED INVESTMENT COMPANIES 4,686,735,439
(Cost $3,166,869,872)
TOTAL INVESTMENTS—99.8% 4,686,735,439
(Cost $3,166,869,872)
OTHER ASSETS & LIABILITIES, NET—0.2% 9,228,491
NET ASSETS—100.0% $ 4,695,963,930
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
FIXED INCOME—8.9%
30,120,925 TIAA-CREF Bond Index Fund $ 342,173,709
TOTAL FIXED INCOME 342,173,709
INTERNATIONAL EQUITY—27.2%
24,538,735 TIAA-CREF Emerging Markets Equity Index Fund 334,462,957
30,120,350 TIAA-CREF International Equity Index Fund 712,346,272
TOTAL INTERNATIONAL EQUITY 1,046,809,229
U.S. EQUITY—63.7%
73,153,840 TIAA-CREF Equity Index Fund 2,448,459,034
TOTAL U.S. EQUITY 2,448,459,034
TOTAL AFFILIATED INVESTMENT COMPANIES 3,837,441,972
(Cost $2,610,105,195)
TOTAL INVESTMENTS—99.8% 3,837,441,972
(Cost $2,610,105,195)
OTHER ASSETS & LIABILITIES, NET—0.2% 8,344,143
NET ASSETS—100.0% $ 3,845,786,115
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%
a
FIXED INCOME—7.6%
13,171,402 TIAA-CREF Bond Index Fund $ 149,627,131
TOTAL FIXED INCOME 149,627,131
INTERNATIONAL EQUITY—27.6%
12,617,863 TIAA-CREF Emerging Markets Equity Index Fund 171,981,475
15,480,604 TIAA-CREF International Equity Index Fund 366,116,289
TOTAL INTERNATIONAL EQUITY 538,097,764
U.S. EQUITY—64.4%
37,594,085 TIAA-CREF Equity Index Fund 1,258,274,014
TOTAL U.S. EQUITY 1,258,274,014
TOTAL AFFILIATED INVESTMENT COMPANIES 1,945,998,909
(Cost $1,385,377,916)
TOTAL INVESTMENTS—99.6% 1,945,998,909
(Cost $1,385,377,916)
OTHER ASSETS & LIABILITIES, NET—0.4% 7,138,650
NET ASSETS—100.0% $ 1,953,137,559
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%
a
FIXED INCOME—6.5%
4,542,745 TIAA-CREF Bond Index Fund $ 51,605,587
TOTAL FIXED INCOME 51,605,587
INTERNATIONAL EQUITY—28.0%
5,245,777 TIAA-CREF Emerging Markets Equity Index Fund 71,499,940
6,430,605 TIAA-CREF International Equity Index Fund 152,083,814
TOTAL INTERNATIONAL EQUITY 223,583,754
U.S. EQUITY—65.3%
15,595,571 TIAA-CREF Equity Index Fund 521,983,767
TOTAL U.S. EQUITY 521,983,767
TOTAL AFFILIATED INVESTMENT COMPANIES 797,173,108
(Cost $601,824,964)
TOTAL INVESTMENTS—99.8% 797,173,108
(Cost $601,824,964)
OTHER ASSETS & LIABILITIES, NET—0.2% 1,777,146
NET ASSETS—100.0% $ 798,950,254
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2065 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2065 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%
a
FIXED INCOME—5.2%
77,194 TIAA-CREF Bond Index Fund $ 876,929
TOTAL FIXED INCOME 876,929
INTERNATIONAL EQUITY—28.3%
111,448 TIAA-CREF Emerging Markets Equity Index Fund 1,519,042
136,534 TIAA-CREF International Equity Index Fund 3,229,027
TOTAL INTERNATIONAL EQUITY 4,748,069
U.S. EQUITY—66.0%
330,322 TIAA-CREF Equity Index Fund 11,055,879
TOTAL U.S. EQUITY 11,055,879
TOTAL AFFILIATED INVESTMENT COMPANIES 16,680,877
(Cost $14,685,787)
TOTAL INVESTMENTS—99.5% 16,680,877
(Cost $14,685,787)
OTHER ASSETS & LIABILITIES, NET—0.5% 85,726
NET ASSETS—100.0% $ 16,766,603
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS - Notes to schedules of investments (unaudited)

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements.
Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
As of
August 31, 2021
, all of the investments in the Funds were valued based on Level 1 inputs.
A12147-D (10/21)